Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,730,000
Previously Paid Amount	0.00
Total Fee Amount	653.21
Total Offset Amount	0.00
Net Fee	653.21
Narrative - Max Aggregate Offering Price	$ 4,730,000
Final Prospectus	true